UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  July 31, 2015

Item 1. Report to Stockholders.

Retail Class Shares  (AKREX)
Institutional Class Shares  (AKRIX)

ANNUAL REPORT
July 31, 2015

Table of Contents

Shareholder Letter	2
Sector Allocation	7
Expense Example	7
Performance Charts and Analysis	9
Schedule of Investments	11
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	32
Trustees and Executive Officers	33
Additional Information	36
Privacy Notice	38

Annual Letter to Shareholders
September 2015

Dear Fellow Shareholders:

We were pleased to mark the sixth anniversary of the Akre Focus Fund on August 31, 2015.  Thank you for your support and interest during the first six years of the Fund.

Akre Focus Fund Total Annualized Returns as of July 31, 2015
				Since Inception
	1 Year	3 Year	5 Year	(8/31/09)
Akre Focus Fund –
Retail (AKREX)	13.59%	19.65%	19.46%	17.16%

Akre Focus Fund –
Institutional (AKRIX)	13.88%	19.95%	19.76%	17.47%

S&P 500® Index	11.21%	17.58%	16.24%	15.39%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-877-862-9556.  The Fund imposes a 1.00% redemption fee on shares held less than 30 days.  Performance data does not reflect the redemption fee, and if reflected, total returns would be reduced.  Per the Prospectus, the Fund’s annual operating expense (gross) for the Retail Class and Institutional Class shares is 1.35% and 1.10%, respectively.

Our notion of good investing is to identify and invest in multi-year compounding opportunities.  We believe such opportunities are made possible through the rare combination of a strong and durable business model, skilled and trustworthy operators, and ample avenues for reinvestment.  We call this notion our “three-legged stool” approach to investing.

Two outcomes of this investment approach are a portfolio that is relatively concentrated in our best ideas and that tends to change slowly.  Our top ten holdings as of July 31, 2015, were:

Akre Focus Fund

Top Ten Holdings as of July 31, 2015 (Unaudited)	Percentage of Net Assets

American Tower Corp.	10.4%
Markel Corp.	9.3%
Moody’s Corp.	8.3%
MasterCard, Inc.	7.9%
Dollar Tree, Inc.	5.8%
Colfax Corp.	5.4%
Roper Technologies, Inc.	4.7%
Visa, Inc.	4.2%
Live Nation Entertainment, Inc.	3.6%
Verisk Analytics, Inc.	3.6%

Of these Top Ten Holdings, eight were on the same list a year ago.  New on the list this year are Roper Technologies and Verisk Analytics.

Roper Technologies is a collection of more than 40 asset light, high margin, cash generative businesses that are top performers in obscure markets such as laboratory software, toll tags, and specialized pumps, meters, and sensors.  Roper’s small headquarters team understands compounding and returns on invested capital.  Better yet they have applied the knowledge to deliver exceptional shareholder returns.  We owned Roper a year ago, but it was not yet a Top Ten position.

Verisk Analytics began life more than 40 years ago as the Insurance Service Office, an organization dedicated to providing common information and policy language that is relied on by hundreds of property and casualty insurers to manage risk and avoid fraud.  The Insurance Service Office is a great business, but Verisk has also proven adept at reinvestment.  Cash flows have been reinvested at high returns, expanding services to new customers in energy, healthcare, and finance.  Like Roper, we owned Verisk a year ago, but it was not yet a Top Ten position.

As two new companies have joined our Top Ten, two others have fallen off.  These were Discovery Communications and SBA Communications.  At Discovery Communications, the long-term risk that eyeballs and ad dollars would migrate away from traditional television suddenly became a short term risk, and then a reality.  This created a new set of challenges for these very capable operators.  As facts change, so too do our position sizes.  For SBA Communications, a cell tower business, we hold exactly the same number of shares as a year ago.  Business, people, and reinvestment remain on target.  By chance, SBA just missed our Top Ten list.

Below, we present the Sector Allocation as of fiscal year end.  As we have said in the past, we do not purposefully allocate capital among sectors as defined by GICS® or any other third-party classification system.  Rather, the chart below

Akre Focus Fund

represents outcomes of our individual security selection process.  We present the data here for the convenience of those who find sector classifications helpful:

Sector Allocation at July 31, 2015 (Unaudited)	Percentage of Net Assets

Financials	35.8%
Consumer Discretionary	18.9%
Industrials	17.6%
Information Technology	16.5%
Telecommunication Services	3.6%
Cash & Equivalents	7.6%
Total	100.0%

In analyzing our investment results for both the fiscal year and since inception, we conclude that we have had a better than average experience for the following reasons:

1.  Individual security selection
2.  Concentration or “focus” of the portfolio holdings
3.  Absence of substantial losses

The five portfolio holdings that contributed the most to our overall fiscal 2015 returns were, in descending order:

1.  Markel
2.  MasterCard
3.  Moody’s
4.  Dollar Tree
5.  Visa

Two portfolio holdings that were the greatest detractors from our overall fiscal 2015 returns were Colfax and Discovery Communications.  We’ve already noted the challenges at Discovery.  As for Colfax, we entered the investment with a long term view, acknowledging that the business is likely to be more cyclical than a typical holding.  Colfax has weathered a difficult year marked by a slowdown in end markets demand, dramatic foreign exchange movements, and CEO retirement.  Growth during the year disappointed, but we believe operations within each business unit continue to improve.  Reinvestment opportunities remain abundant.  Management depth has improved under the retiring CEO’s leadership.  And so we maintain a meaningful investment in Colfax.

Once again, thank you for your support and interest in the Fund.  We look forward to the upcoming years and the ten year mark in 2019.

Sincerely,

Chuck, Tom, & John
Akre Capital Management, LLC

Akre Focus Fund

In our continuing desire to communicate with our fellow shareholders, we invite you to a conference call scheduled for October 22, 2015, at 4:00 PM Eastern Time.

On the call, we will discuss our outlook, provide some more detail about our investments, and answer questions you may have.  Please submit any questions in advance by email to questions@akrecapital.com by October 20, 2015.  We look forward to our chat on October 22, 2015.

Akre Focus Fund Conference Call Information:

Date:	October 22, 2015
Time:	4:00 PM Eastern Time
Domestic Dial In:	(877) 509-7719
Conference ID:	29687424

Opinions expressed are those of the advisor, Akre Capital Management, LLC, and are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The Fund invests in small- and medium-capitalization companies, which involve additional risks such as limited liquidity and greater volatility than larger capitalization companies.

Must be preceded or accompanied by a current prospectus.

The S&P 500® Index is an index of 500 large-capitalization companies selected by Standard & Poor’s Corporation.  One cannot invest directly in an index.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

Cash Flow is a measure of financial performance, calculated as operating cash flow minus capital expenditures, and represents the cash that a company is able to generate after spending the money required to maintain or expand its asset base.

Return on Invested Capital is a calculation used to assess a company’s efficiency at allocating the capital under its control to profitable investments, and gives a sense of how well a company is using its money to generate returns.

Akre Focus Fund

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The Akre Focus Fund is distributed by Quasar Distributors, LLC.

Akre Focus Fund

SECTOR ALLOCATION at July 31, 2015 (Unaudited)

Sector Allocation	Percent of Net Assets

Financials	35.8%
Consumer Discretionary	18.9%
Industrials	17.6%
Information Technology	16.5%
Cash & Equivalents*	7.6%
Telecommunication Services	3.6%
Total	100.0%

*	Includes asset backed bonds, short-term investments, investments purchased with cash proceeds from securities lending, and other assets in excess of liabilities.

EXPENSE EXAMPLE For the Six Months Ended July 31, 2015 (Unaudited)

As a shareholder of the Akre Focus Fund (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees, distribution and/or service fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 – July 31, 2015).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that redemption be made by wire transfer, a $15.00 fee is currently charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged an annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, distribution fees, fund accounting fees, custody fees, and transfer agent fees.  However, the example below does not include

Akre Focus Fund

EXPENSE EXAMPLE For the Six Months Ended July 31, 2015 (Unaudited) (Continued)

portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	2/1/2015	7/31/2015	2/1/2015 – 7/31/2015*
Retail Class Actual	$1,000.00	$1,109.20	$7.01

Hypothetical (5% return
before expenses)	$1,000.00	$1,018.15	$6.71

Institutional Class Actual	$1,000.00	$1,110.70	$5.70

Hypothetical (5% return
before expenses)	$1,000.00	$1,019.39	$5.46

*
Expenses are equal to the Fund’s expense ratio for the most recent six-month period of 1.34% for Retail Class shares and 1.09% for Institutional Class shares, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Akre Focus Fund

Retail Class
Value of $10,000 vs. S&P 500® Index

Average Annual Returns	One	Three	Five	Since Inception
Year Ended July 31, 2015	Year	Year	Year	(8/31/2009)
Akre Focus Fund – Retail Class	13.59%	19.65%	19.46%	17.16%
S&P 500® Index	11.21%	17.58%	16.24%	15.39%

This chart illustrates the performance of a hypothetical $10,000 investment made on August 31, 2009, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends.

Akre Focus Fund

Institutional Class
Value of $250,000 vs. S&P 500® Index

Average Annual Returns	One	Three	Five	Since Inception
Year Ended July 31, 2015	Year	Year	Year	(8/31/2009)
Akre Focus Fund –
Institutional Class	13.88%	19.95%	19.76%	17.47%
S&P 500® Index	11.21%	17.58%	16.24%	15.39%

This chart illustrates the performance of a hypothetical $250,000 investment made on August 31, 2009, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends.

Akre Focus Fund

SCHEDULE OF INVESTMENTS at July 31, 2015

Shares		Value
COMMON STOCKS: 80.4%

Capital Markets: 4.6%
145,500	Diamond Hill
	Investment
	Group, Inc.	$28,007,295
1,090,100	LPL Financial
	Holdings, Inc.[1]	51,398,215
2,900,000	TD Ameritrade
	Holding Corp.[1]	106,517,000
		185,922,510
Communications Equipment: 2.1%
2,680,000	Ubiquiti
	Networks, Inc.[1]	86,349,600

Distributors: 1.2%
1,619,219	LKQ Corp.*	50,940,630

Diversified Financial
Services: 8.3%
3,054,000	Moody’s Corp.	337,253,220

Hotels, Restaurants
& Leisure: 0.3%
6,662,075	Bwin.Party
	Digital
	Entertainment
	PLC	11,953,969

Industrial Conglomerates: 8.1%
1,500,000	Danaher Corp.	137,340,000
1,141,713	Roper
	Industries, Inc.	190,974,333
		328,314,333
Industrial Services
& Distributions: 0.5%
1,877,370	Diploma PLC	21,797,839

Insurance: 10.9%
300,000	Berkshire
	Hathaway, Inc. -
	Class B*	42,822,000
131,724	Enstar
	Group Ltd.*	21,074,523
426,000	Markel Corp.*	379,033,500
		442,930,023
Internet Software & Services: 0.2%
400,000	Alarm.com
	Holdings,
	Inc.*,1	7,412,000

IT Services: 12.1%
3,317,000	MasterCard,
	Inc.	323,075,800
2,272,000	Visa, Inc.	171,172,480
		494,248,280
Machinery: 5.4%
5,800,000	Colfax
	Corp.*,1,2	221,212,000

Media: 3.6%
5,600,000	Live Nation
	Entertainment,
	Inc.*	146,832,000

Multiline Retail: 5.8%
3,000,000	Dollar Tree,
	Inc.*	234,090,000

Professional Services: 3.6%
1,872,200	Verisk
	Analytics, Inc. -
	Class A*	146,237,542

Software: 2.1%
100,300	ANSYS, Inc.*	9,443,245
167,086	Constellation
	Software, Inc.	74,292,809
		83,736,054
Specialty Retail: 8.0%
1,700,000	CarMax, Inc.*	109,667,000
1,507,930	Monro Muffler
	Brake, Inc.[1]	95,376,572
500,000	O’Reilly
	Automotive,
	Inc.*,1	120,155,000
		325,198,572

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

SCHEDULE OF INVESTMENTS at July 31, 2015 (Continued)

Shares		Value
COMMON STOCKS: 80.4% (Continued)

Wireless Telecommunication
Services: 3.6%
1,200,000	SBA
	Communications
	Corp.*,1	$144,864,000

TOTAL COMMON STOCKS
(Cost $2,083,927,515)		3,269,292,572

CONVERTIBLE
PREFERRED STOCKS: 1.6%

Real Estate
Investment Trusts: 1.6%
	American Tower
	Corp.
100,000	5.250%, 5/15/17[1]	10,355,000
	American
	Tower Corp.
500,000	5.500%, 2/15/18	50,735,000
	Crown Castle
	International
	Corp.
20,000	4.500%, 11/1/16	2,068,200

TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $61,977,581)		63,158,200

REAL ESTATE
INVESTMENT TRUSTS: 10.4%
4,446,500	American
	Tower Corp.	422,906,615

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $338,098,622)		422,906,615

RIGHTS: 0.0%

Software: 0.0%
167,086	Constellation
	Software, Inc.
	Expiration:
	September 15,
	2015,
	Subscription
	Price: 115.00
	CAD*	30,023

TOTAL RIGHTS
(Cost $—)		30,023

Principal
Amount
ASSET BACKED BONDS: 5.4%
	Aberdeen Loan
	Funding Ltd.
	0.928%,
$15,189,669	11/1/18[3,4]	14,939,040
	BlueMountain Ltd.
	1.789%,
50,000,000	4/15/25[3,4]	49,905,000
	Capital Auto
	Receivables
	Asset Trust
4,348,076	1.040%, 11/21/16	4,349,248
	Capital One
	Multi-Asset
	Execution Trust
19,290,000	0.630%, 11/15/18	19,297,485
	Chase Issuance
	Trust
10,000,000	0.590%, 8/15/17	9,999,975
44,500,000	0.437%, 11/15/18[3]	44,512,593
11,300,000	0.437%, 5/15/19[3]	11,292,491
	Citibank Credit
	Card Issuance Trust
10,000,000	5.100%, 11/20/17	10,134,640

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

SCHEDULE OF INVESTMENTS at July 31, 2015 (Continued)

Principal
Amount		Value
ASSET BACKED BONDS: 5.4% (Continued)
	Enterprise Fleet
	Financing, LLC
	0.480%,
$18,000,000	7/20/16[4]	$18,000,000
	Hertz Vehicle
	Financing, LLC
5,000,000	3.740%, 2/25/17[4]	5,049,648
	MMAF
	Equipment
	Finance, LLC
32,143,632	0.390%, 6/3/16[4]	32,156,393
	Santander Drive
	Auto Receivables
	Trust
45,234	0.320%, 3/15/16	45,234

TOTAL ASSET BACKED BONDS
(Cost $219,953,864)		219,681,747

SHORT-TERM INVESTMENTS: 2.2%

Commercial Paper: 2.2%
	Collateralized
	Commercial
	Paper Co., LLC
10,000,000	0.250%, 9/21/15[5]	9,996,981
10,000,000	0.300%, 10/21/15[5]	9,993,827
10,000,000	0.371%, 11/20/15[5]	9,989,827
10,000,000	0.401%, 12/21/15[5]	9,984,072
10,000,000	0.441%, 1/21/16[5]	9,978,153
20,000,000	0.542%, 2/19/16[5]	19,944,626
20,000,000	0.603%, 3/22/16[5]	19,930,414

TOTAL SHORT-TERM
INVESTMENTS
(Cost $89,802,778)		89,817,900

Shares
INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING: 5.8%
237,896,018	First American
	Prime Obligations
	Fund – Class Z,
	0.045%[6]	237,896,018

TOTAL INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING
(Cost $237,896,018)		237,896,018

TOTAL INVESTMENTS
IN SECURITIES: 105.8%
(Cost $3,031,656,378)		4,302,783,075
Liabilities in Excess of
Other Assets: (5.8)%		(234,475,428)
TOTAL NET ASSETS: 100.0%		$4,068,307,647

CAD Canadian Dollar
*	Non-income producing security.
[1]	This security or a portion of this security was out on loan as of July 31, 2015. Total loaned securities had a market value of $226,900,275 or 5.6% of net assets.
[2]	Affiliated company as defined by the Invest-ment Company Act of 1940.
[3]	Variable rate security; rate shown is the rate in effect on July 31, 2015.
[4]
Security is exempt from registration under Rule 144a of the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2015, the value of these securities was $120,050,081 or 3.0% of net assets.

[5]	Coupon represents the yield to maturity.
[6]	Seven-day yield as of July 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF ASSETS AND LIABILITIES at July 31, 2015

ASSETS
Investments in unaffiliated securities, at value
(Cost $2,761,501,891)	$4,081,571,075
Investments in affiliated issuers, at value (Cost $270,154,487) (Note 7)	221,212,000
Total investments, at value (Cost $3,031,656,378)*	4,302,783,075
Cash	9,263,131
Receivables:
Investment securities sold	6,975,550
Fund shares sold	4,893,358
Dividends and interest	2,016,161
Other receivables	83,070
Prepaid expenses	110,699
Total assets	4,326,125,044
LIABILITIES
Payables:
Collateral received for securities loaned	237,896,018
Investment securities purchased	13,114,319
Fund shares redeemed	1,992,785
Distribution fees – Retail Class	612,516
Shareholder servicing fees	507,272
Investment advisory fees	3,093,767
Administration fees	158,906
Fund accounting fees	57,936
Transfer agent fees	219,167
Custody fees	32,012
Chief Compliance Officer fees	1,565
Trustees fees	6,426
Other accrued expenses	124,708
Total liabilities	257,817,397
NET ASSETS	$4,068,307,647
COMPONENTS OF NET ASSETS
Paid-in capital	$2,810,845,367
Accumulated net investment loss	(13,018,800)
Accumulated net realized loss on investments	(645,617)
Net unrealized appreciation on investments	1,271,126,697
Net assets	$4,068,307,647
* Market value of securities on loan	$226,900,275
Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$2,764,722,818
Shares of beneficial interest issued and outstanding	115,307,663
Net asset value, offering price, and redemption price per share	$23.98
Net Asset Value (unlimited shares authorized):
Institutional Class:
Net assets	$1,303,584,829
Shares of beneficial interest issued and outstanding	53,694,509
Net asset value, offering price, and redemption price per share	$24.28

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF OPERATIONS For the Year Ended July 31, 2015

INVESTMENT INCOME
Dividends from unaffiliated investments
(net of $133,093 foreign withholding tax)	$22,843,828
Interest	2,039,862
Income from securities lending	705,764
Total investment income	25,589,454

EXPENSES (Note 3)
Investment advisory fees	33,036,292
Distribution fees – Retail Class	6,386,639
Shareholder servicing fees	3,670,699
Transfer agent fees	1,276,356
Administration fees	988,520
Fund accounting fees	329,401
Reports to shareholders	211,012
Custody fees	183,883
Registration fees	172,376
Miscellaneous expenses	68,937
Trustee fees	64,463
Audit fees	24,970
Chief Compliance Officer fees	9,383
Legal fees	7,175
Insurance expense	4,985
Interest expense	57
Total expenses	46,435,148
Net investment loss	(20,845,694)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on unaffiliated investments	7,932,845
Net realized loss on affiliated investments (Note 7)	(3)
Change in net unrealized appreciation on investments	481,708,460
Net realized and unrealized gain on investments	489,641,302
Net increase in net assets resulting from operations	$468,795,608

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	July 31, 2015	July 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(20,845,694)	$(14,597,424)
Net realized gain on unaffiliated investments	7,932,845	87,648,658
Net realized loss on affiliated investments (Note 7)	(3)	—
Change in net unrealized
appreciation on investments	481,708,460	308,450,182
Net increase in net assets
resulting from operations	468,795,608	381,501,416

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain
Retail Class	(51,921,347)	(38,257,269)
Institutional Class	(21,089,020)	(10,746,591)
Total distributions to shareholders	(73,010,367)	(49,003,860)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net
change in outstanding shares – Retail Class(1)	186,870,842	442,036,886
Net increase in net assets derived from net
change in outstanding shares – Institutional Class(1)	272,039,951	392,479,347
Total increase in net assets
from capital transactions	458,910,793	834,516,233
Total increase in net assets	854,696,034	1,167,013,789

NET ASSETS
Beginning of year	3,213,611,613	2,046,597,824
End of year	$4,068,307,647	$3,213,611,613
Accumulated net investment loss	$(13,018,800)	$(7,905,114)

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	July 31, 2015		July 31, 2014
Retail Class	Shares	Value	Shares	Value
Shares sold	31,549,658	$715,025,296	41,467,382	$850,239,351
Shares issued in
reinvestment
of distributions	2,277,026	50,003,491	1,852,581	36,996,034
Shares redeemed(2)	(25,472,487)	(578,157,945)	(21,672,833)	(445,198,499)
Net increase	8,354,197	$186,870,842	21,647,130	$442,036,886

(2)	Net of redemption fees of $43,437 and $78,616, respectively.

	Year Ended		Year Ended
	July 31, 2015		July 31, 2014
Institutional Class	Shares	Value	Shares	Value
Shares sold	19,294,907	$441,246,286	22,984,340	$481,656,507
Shares issued in
reinvestment
of distributions	803,280	17,832,820	452,426	9,107,343
Shares redeemed(3)	(8,097,921)	(187,039,155)	(4,716,010)	(98,284,503)
Net increase	12,000,266	$272,039,951	18,720,756	$392,479,347

(3)	Net of redemption fees of $11,816 and $13,616, respectively.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year

RETAIL CLASS

	Year Ended July 31,
	2015	2014	2013	2012	2011
Net asset value,
beginning of year	$21.56	$18.87	$14.88	$12.35	$10.49

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)*	(0.15)	(0.13)	0.00 #	0.01	0.01
Net realized and unrealized
gain on investments	3.04	3.22	4.29	2.53	1.85
Total from investment operations	2.89	3.09	4.29	2.54	1.86

LESS DISTRIBUTIONS
From net investment income	—	—	(0.05)	(0.01)	—
From net realized gain	(0.47)	(0.40)	(0.25)	—	—
Total distributions	(0.47)	(0.40)	(0.30)	(0.01)	—
Paid-in capital from
redemption fees	0.00 #	0.00 #	0.00 #	0.00 #	0.00 #
Net asset value, end of year	$23.98	$21.56	$18.87	$14.88	$12.35
Total return	13.59%	16.57%	29.37%	20.61%	17.73%

SUPPLEMENTAL DATA
Net assets,
end of year (millions)	$2,764.7	$2,305.9	$1,609.9	$856.7	$207.2
Portfolio turnover rate	16%	30%	23%	13%	25%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived/recouped	1.34%	1.35%	1.36%	1.40%	1.45%
After fees waived/recouped	1.34%	1.35%	1.36%	1.40%	1.45%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived/recouped	(0.64)%	(0.61)%	(0.03)%	0.05%	0.12%
After fees waived/recouped	(0.64)%	(0.61)%	(0.03)%	0.05%	0.12%

*	Calculated based on the average number of shares outstanding.
#	Amount less than $0.01.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year

INSTITUTIONAL CLASS

	Year Ended July 31,
	2015	2014	2013	2012	2011
Net asset value,
beginning of year	$21.77	$19.01	$14.98	$12.41	$10.52

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)*	(0.09)	(0.07)	0.04	0.05	0.05
Net realized and unrealized
gain on investments	3.07	3.23	4.33	2.54	1.84
Total from investment operations	2.98	3.16	4.37	2.59	1.89

LESS DISTRIBUTIONS
From net investment income	—	—	(0.09)	(0.03)	—
From net realized gain	(0.47)	(0.40)	(0.25)	—	—
Total distributions	(0.47)	(0.40)	(0.34)	(0.03)	—
Paid-in capital from
redemption fees	0.00 #	0.00 #	0.00 #	0.01	0.00 #
Net asset value, end of year	$24.28	$21.77	$19.01	$14.98	$12.41
Total return	13.88%	16.82%	29.73%	21.02%	17.97%

SUPPLEMENTAL DATA
Net assets,
end of year (millions)	$1,303.6	$907.7	$436.7	$255.4	$78.7
Portfolio turnover rate	16%	30%	23%	13%	25%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived/recouped	1.09%	1.10%	1.11%	1.15%	1.20%
After fees waived/recouped	1.09%	1.10%	1.11%	1.15%	1.20%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived/recouped	(0.39)%	(0.36)%	0.25%	0.32%	0.46%
After fees waived/recouped	(0.39)%	(0.36)%	0.25%	0.32%	0.46%

*	Calculated based on the average number of shares outstanding.
#	Amount less than $0.01.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2015

NOTE 1 – ORGANIZATION

Akre Focus Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”  The Fund commenced operations on August 31, 2009.

The Fund offers Retail and Institutional Class shares.  Institutional Class shares are offered primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, and corporations.  Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price.  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Continued)

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee of the Trust.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2015. See the Schedule of Investments for an industry breakout:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$3,269,292,572	$—	$—	$3,269,292,572
Convertible
Preferred
Stocks	63,158,200	—	—	63,158,200
Real Estate
Investment
Trusts	422,906,615	—	—	422,906,615
Rights	30,023	—	—	30,023
Asset Backed
Bonds	—	219,681,747	—	219,681,747
Short-Term
Investments	—	89,817,900	—	89,817,900
Investments
Purchased
With Cash
Proceeds from
Securities
Lending	237,896,018	—	—	237,896,018
Total
Investments
in Securities	$3,993,283,428	$309,499,647	$—	$4,302,783,075

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Continued)

The Fund records transfers at the end of each reporting period. There were no transfers into or out of Level 1, 2, or 3 for the year ended July 31, 2015.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may invest in rights or warrants.  Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time.  Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company.  Also, the value of a right or warrant does not necessarily change with the value of the underlying security and a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Balance Sheet
Fair value of derivative instruments as of July 31, 2015:

	Asset Derivatives as		Liability Derivatives as
	of July 31, 2015		of July 31, 2015
Derivative	Balance Sheet	Fair	Balance Sheet	Fair
Instruments	Location	Value	Location	Value
Rights	Investments in
unaffiliated securities,
	at value	$30,023	None	$—
Total		$30,023		$—

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the year ended July 31, 2015:

	Location of	Realized	Change in
	Gain (Loss)	Gain on	Unrealized
	on Derivatives	Derivatives	Appreciation
Derivative	Recognized	Recognized	on Derivatives
Instruments	in Income	in Income	in Income
Rights	Realized and Unrealized
Gain (Loss)
	on Investments	$72,368	$30,023

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Continued)

B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and net investment loss incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At July 31, 2015, the Fund deferred, on a tax basis, late year losses of $13,018,800 and post-October losses of $200,104.

As of July 31, 2015, the Fund did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.  The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts.  As of July 31, 2015, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Continued)

E.
Options Contracts.  The Fund may purchase call and put options on securities and indices.  As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  As a holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time until the expiration date.  The Fund may enter into closing sale transactions with respect to such options, exercise such options, or permit such options to expire.  If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  The Fund may write (sell) call or put options on securities and indices.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

F.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Continued)

offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 30 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassifications of Capital Accounts.  U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended July 31, 2015, the following adjustments were made(a):

Accumulated Net	Accumulated Net
Investment Loss	Realized Loss	Paid In Capital
$15,732,008	$(4,439,262)	$(11,292,746)

(a) These differences are primarily due to net operating loss and partnership adjustments.

J.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  Effective August 31, 2015, the Fund offers new Supra Institutional Class shares, ticker AKRSX, CUSIP 74316P751.  The Prospectus and Statement of Additional Information (“SAI”) for the new class of shares contain more information about the new class of shares, and are available without charge, upon request, by calling (877) 862-9556.  Furthermore, you can obtain the Prospectus and SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.akrefund.com.

K.
New Accounting Pronouncement.  In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Continued)

transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Akre Capital Management, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.90% based upon the average daily net assets of the Fund.  For the year ended July 31, 2015, the Fund incurred $33,036,292 in advisory fees.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 1.49% and 1.24% for the Retail Class and Institutional Class shares, respectively, of each Class’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the year ended July 31, 2015, the Advisor did not waive any fees or reimburse expenses.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant and transfer agent.  The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent, and accountants; coordinates the preparation

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Continued)

and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund.  Fees paid by the Fund for Administration and Chief Compliance Officer services for the year ended July 31, 2015, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank N.A. (the “Custodian”) serves as custodian to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class shares and a Shareholder Servicing Plan on behalf of both the Retail and Institutional Classes.  The Distribution Plan provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Retail Class shares.  These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities.  No distribution fees are paid by Institutional Class shares.  Under the Shareholder Servicing Plan, each Class is authorized to pay an annual shareholder servicing fee of up to 0.10% of each Class’s average daily net assets.  This fee is used to finance certain activities related to servicing and maintaining shareholder accounts.  For the year ended July 31, 2015, the distribution fees and shareholder servicing fees incurred by the Fund are disclosed in the Statement of Operations.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the securities in its portfolios to brokers, dealers, and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Fund receives compensation in the form of fees and earns interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security and length of the loan.  The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period.  The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Continued)

As of July 31, 2015, the Fund had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the Custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of July 31, 2015, the market value of the securities on loan and payable on collateral due to broker were as follows:

Market Value of	Payable on Collateral
Securities on Loan	Received
$226,900,275	$237,896,018

Offsetting Assets and Liabilities.  The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.  The following is a summary of the arrangements subject to offsetting as of July 31, 2015.

		Gross	Net Amounts	Gross Amounts Not
		Amounts	Presented	Offset in the Statements
		Offset in the	in the	of Assets & Liabilities
		Statement	Statement
		of	of		Collateral
	Gross	Assets &	Assets &	Financial	Pledged	Net
Liabilities	Amounts	Liabilities	Liabilities	Instruments	(Received)	Amount
Collateral
received for
securities
loaned	$237,896,018	$ —	$237,896,018	$237,896,018	$ —	$ —

The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Prime Obligations Fund – Class Z (a money market subject to Rule 2a-7 under the 1940 Act.)  The Schedule of Investments for the Fund includes the particular cash collateral holding as of July 31, 2015.

The fee and interest income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them (“Income from securities lending”) are disclosed in the Statement of Operations.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Continued)

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the year ended July 31, 2015, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $926,287,329 and $560,798,982, respectively.

There were no purchases or sales of long-term U.S. Government securities for the year ended July 31, 2015.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended July 31, 2015, and July 31, 2014, for the Fund was as follows:

	July 31, 2015	July 31, 2014
Distributions paid from:
Ordinary income	$—	$6,465,432
Long-term capital gain	73,010,367	42,538,428
	$73,010,367	$49,003,860

As of July 31, 2015, the components of accumulated earnings (losses) on a tax basis were as follows(a):

Cost of investments	$3,032,101,890
Gross tax unrealized appreciation	1,334,919,022
Gross tax unrealized depreciation	(64,237,837)
Net tax unrealized appreciation	1,270,681,185
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(13,218,905)
Total accumulated gains	$1,257,462,280

(a) The difference between book basis and tax basis unrealized appreciation was attributable to the treatment of wash sales.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2015 (Continued)

NOTE 7 – INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the 1940 Act, are companies 5% or more of whose outstanding voting shares are held by the Fund and the Advisor.  As of July 31, 2015, the market value of all securities of affiliated companies held in the Fund amounted to $221,212,000, representing 5.4% of net assets.  For the year ended July 31, 2015, the Fund had the following transactions with affiliated companies:

	Share			Share
	Balance			Balance	Realized		Value
	July 31,			July 31,	Gain	Dividend	July 31,	Acquisition
	2014	Purchases	Sales	2015	(Loss)	Income	2015	Cost
Colfax
Corp.[1]	4,500,000	1,300,001	1	5,800,000	$(3)	$—	$221,212,000	$270,154,487
Total					$(3)	$—	$221,212,000	$270,154,487
1 This security was not considered an affiliate at July 31, 2014.

NOTE 8 – CREDIT FACILITY

U.S. Bank N.A. (the “Bank”) has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  The maximum amount available for the Fund is $100,000,000.  For the year ended July 31, 2015, the average interest rate on the outstanding principal amount was 3.25%.  During the year ended July 31, 2015, the Fund had an outstanding average daily loan balance of $1,742.  The maximum amount outstanding during the year ended July 31, 2015, was $636,000.  Interest expense for the year ended July 31, 2015, is disclosed in the Statement of Operations.  At July 31, 2015, the Fund did not have a loan payable balance.

Akre Focus Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Akre Focus Fund and
The Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Akre Focus Fund, a series of Professionally Managed Portfolios, as of July 31, 2015 and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Akre Focus Fund as of July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
September 25, 2015

Akre Focus Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Positions	Office and	Occupation	Complex(2)	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	Formerly, President,	1	Director, PNC
(born 1943)	and	Term;	Talon Industries, Inc.		Funds, Inc.
c/o U.S. Bancorp	Trustee	Since	(business consulting);
Fund Services, LLC		May	formerly, Executive
2020 E. Financial Way		1991.	Vice President and
Suite 100			Chief Operating
Glendora, CA 91741			Officer, Integrated
Asset Management
(investment advisor
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	1	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive		The Univ. of
Fund Services, LLC		May	Officer, Rockefeller		Virginia Law
2020 E. Financial Way		1991.	Trust Co., (prior		School
Suite 100			thereto Senior Vice		Foundation.
Glendora, CA 91741			President), and
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.
(international consumer
products conglomerate).

Akre Focus Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Positions	Office and	Occupation	Complex(2)	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Eric W. Falkeis	Trustee	Indefinite	Chief Operating	1	Interested
(born 1973)		Term;	Officer, Direxion		Trustee,
c/o U.S. Bancorp		Since	Funds since 2013;		Direxion Funds,
Fund Services, LLC		September	formerly, Senior Vice		Direxion ETF
2020 E. Financial Way		2011.	President and Chief		Trust and
Suite 100			Financial Officer		Direxion
Glendora, CA 91741			(and other positions),		Variable Trust.
U.S. Bancorp Fund
Services, LLC
1997-2013.

Carl A. Froebel	Trustee	Indefinite	Formerly President	1	None.
(born 1938)		Term;	and Founder,
c/o U.S. Bancorp		Since	National Investor
Fund Services, LLC		May	Data Services, Inc.
2020 E. Financial Way		1991.	(investment related
Suite 100			computer software).
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	1	Independent
(born 1950)		Term;	July 2001; formerly,		Trustee, The
c/o U.S. Bancorp		Since	Executive Vice		Managers Funds;
Fund Services, LLC		May	President, Investment		Trustee,
2020 E. Financial Way		1991.	Company		Managers AMG
Suite 100			Administration,		Funds, Aston
Glendora, CA 91741			LLC (mutual fund		Funds; Advisory
			administrator).		Board Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel.

Akre Focus Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Positions	Office and	Occupation	Complex(2)	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Officers of the Trust

Elaine E. Richards	President	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Compliance
Fund Services, LLC		March	Officer, U.S.
2020 E. Financial Way		2013.	Bancorp Fund
Suite 100	Secretary	Indefinite	Services, LLC,
Glendora, CA 91741		Term;	since July 2007.
Since
February
2008.

Eric C. VanAndel	Treasurer	Indefinite	Senior Vice	Not	Not
(born 1975)		Term;	President,	Applicable.	Applicable.
c/o U.S. Bancorp		Since	U.S. Bancorp
Fund Services, LLC		April	Fund Services,
615 East Michigan St.		2013.	LLC, since
Milwaukee, WI 53202			April 2005

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compli-	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp	ance	Since	Compliance
Fund Services, LLC	Officer	July	Officer, U.S.
615 East Michigan St.		2011.	Bancorp Fund
Milwaukee, WI 53202	Anti-	Indefinite	Services, LLC
	Money	Term;	since August
	Laundering	Since	2004.
	Officer	July
2011.
	Vice	Indefinite
	President	Term;
Since
July
2011.

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

Akre Focus Fund

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended July 31, 2015, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Akre Focus Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended July 31, 2015, was as follows:

Akre Focus Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gains distributions under Internal Revenue Section 871 (k)(2)(C) for the Fund for the fiscal year ended July 31, 2015, was as follows:

Akre Focus Fund	0.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 862-9556.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 will be available without charge, upon request, by calling (877) 862-9556.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling (877) 862-9556.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Akre Focus Fund

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (877) 862-9556.  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.akrefund.com.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at (877) 862-9556 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Akre Focus Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public personal information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us verbally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic, and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
AKRE CAPITAL MANAGEMENT, LLC
Post Office Box 998
Middleburg, VA 20118-0998

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant, and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
PAUL HASTINGS LLP
75 E. 55th Street, Floor 15
New York, NY 10022

Akre Focus Fund
	Ticker	CUSIP
Retail Class Shares	AKREX	742935117
Institutional Class Shares	AKRIX	742935125

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2015	FYE 7/31/2014
Audit Fees	$20,500	$20,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2015	FYE 7/31/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 7/31/2015	FYE 7/31/2014
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date     September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date     September 29, 2015

By (Signature and Title)      /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date     September 29, 2015

* Print the name and title of each signing officer under his or her signature.